ACQUISITION OF APEX (APEX)	9 Months Ended
Sep. 30, 2012
APEX
Business Acquisition [Line Items]
ACQUISITION OF CMAC
NOTE 5– ACQUISITION OF APEX

On June 4, 2012 (“Closing Date”), pursuant to a Stock Purchase Agreement (“Purchase Agreement”), the Company acquired all of the issued and outstanding shares of Apex, a corporation organized under the laws of the Province of Ontario, Canada.  Apex is a provider of wireless mobile work force software solutions.  Its suite of products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and, warehouse management.  Its clients are North American companies that are household names whose products and services are used daily to feed, transport, entertain and care for people throughout the world.

In consideration for the shares of Apex, the Company paid CDN$5,000,000 (US$4,801,000 at the Closing Date) (“Closing Amount”) in cash.  The Company could pay up to an undiscounted amount of CDN$3,500,000 (US$3,360,700 at the Closing Date) in consideration  for Apex achieving certain levels of adjusted earnings before interest, depreciation, taxes and amortization (“EBITDA”) in the period ended July 2013.  Closing costs and associated expenses either previously paid, payable in cash or recorded as deferred financing costs after the Closing Date total approximately $2.2 million, which includes the issuance of 325,000 shares of the Company’s common stock (Note 9). The shares were valued at $341,250 based on the market price of $1.05 per share on the Closing Date.  Of the total amount, approximately $190,000, was reflected as deferred financing costs and the remainder was reflected as a charge to selling, general and administrative expenses in the historical financial statements of the Company as follows: 1) fourth quarter ended December 31, 2011: $46,000; 2) first quarter ended March 31, 2012: $351,000: 3) second quarter ended June 30, 2012: $1,213,000; and 4) third quarter ended September 30, 2012: $380,000  The transaction was accounted for using the purchase method of accounting and the operating results for Apex have been consolidated into the Company’s results of operations beginning on June 5, 2012. The Company funded the purchase of Apex through borrowings as further explained below.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date.  The following table summarizes the fair value of the Apex assets acquired and liabilities assumed at June 4, 2012:

Assets acquired:
Accounts receivable	$242,992
Due from related party	411,926
Other current assets	63,456
Property and equipment	29,780
Intangible assets	4,465,890
Goodwill	2,448,969
Total assets	7,663,013

Liabilities assumed:
Accounts payable and other accrued liabilities	194,721
Unearned revenue	297,518
Deferred tax liability	1,183,927
Total liabilities assumed	1,676,166
Net assets acquired	$5,986,847

Purchase consideration:
Cash paid at closing	$4,801,000
Earn out consideration	1,185,847
Total purchase consideration	$5,986,847

Under the Purchase Agreement, the following post-closing adjustments will be made:

(a)
if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and

(b)
the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.

Pursuant to the above, a working capital adjustment of approximately $412,000 was recorded at the Closing Date.  In July of 2012, pursuant to the above arrangement, the Closing Working Capital was audited and resulted in an adjustment of $76,414. The total due from the prior shareholder is reflected on the accompanying unaudited condensed consolidated balance sheet as due from related party. The adjustment of $76,414 is reflected as a reduction to goodwill in Note 6 below.

In addition, if EBITDA of Apex for the twelve months ending July 31, 2013 (“2013 EBITDA”), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay the former shareholders an amount equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 (“2013 EBITDA Basic Earn Out Amount”), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date).  An amount equal to 22.22% of the 2013 EBITDA Basic Earn Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (“Note”).

Under the terms of the Note, Apex will pay the principal sum due on the Note in eight quarterly payments beginning on January 31, 2014 (“Installment Dates”).  Interest from and after August 1, 2013, shall be paid in arrears on the last day of each calendar quarter commencing on January 31, 2014.  The interest rate shall be determined as follows:

•	9% per annum, calculated and compounded quarterly before November 1, 2014; and

•	11% per annum, calculated and compounded quarterly after October 31, 2014;

•
except, however, that, if, during the term of the Note, the Company raises Net Equity Capital (as defined  in the Note) in an amount greater than CDN$5,000,000 and this Note is not repaid in full within 30 days from the date that the Company receives such Net Equity Capital, the interest rate otherwise provided in the Note shall be 15% per annum from the end of such 30-day period to the first anniversary thereof and 20% per annum thereafter to the date of payment in full.

The Note is convertible, only on each Installment Date, at the option of the Note holder, into shares of the Company’s common stock at a conversion price that is equal to the greater of the market price of the Company’s common stock on the day prior to the conversion, or $1.00.  The shares issuable under the Note will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount (the “2013 EBITDA Additional Earn Out Amount”) by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date).  The 2013 EBITDA Additional Earn Out shall be paid by the issuance of shares of the Company’s common stock.  The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company’s common stock in the month of July 2013.  The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

The obligations of Apex under the Purchase Agreement are guaranteed by the Company.

The 2013 EBITDA Basic Earn Out Amount and 2013 EBITDA Additional Earn Out Amount was recorded as additional purchase price consideration and the fair value was estimated by using a Monte Carlo simulation model to calculate the present value of the earn out and determine the probability of reaching the earn out milestones.  The Company simulated the EBITDA in the earn out periods by varying the following inputs:

•	Revenue – Earn out period revenue was simulated based on management’s projected revenue and a standard deviation based on revenue variance shown throughout management’s 2012 - 2014 projections.

•
Cost of goods sold (“COGS”) margin – Earn out period COGS margin was simulated based on management’s projected margin and a standard deviation based on COGS margin variance shown throughout management’s 2012 - 2014 projections.

•
General and administrative expenses (“G&A”) – Earn out period G&A expense was simulated based on management’s projected G&A expense and a standard deviation based on G&A expenses variance shown throughout management’s 2012 - 2014 projections.

Once the EBITDA was simulated in the earn out period, the Company then determined the amount of the 2013 EBITDA Basic Earn Out and the 2013 EBITDA Additional Earn Out that was achieved.

The present value of the total earn out amount was calculated using a discount rate of 19.7%.  The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the earn out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.  The fair value of the 2013 EBITDA Basic Earn Out Amount and 2013 EBITDA Additional Earn Out Amount was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date).  At the balance sheet current translation rate, approximately $1,094,000 is recorded in accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheet as of September 30, 2012.

As part of the Purchase Agreement, the Company is obligated to pay bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not the CEO’s employment is retained.  The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date).  At the current balance sheet translation rate, approximately $162,000 is recorded in accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheet as of September 30, 2012. See further discussion regarding the terms and provisions of the agreement at Note 12.

The fair value of the intangible assets acquired at June 4, 2012, and the estimated useful lives over which they are being amortized are:

	Fair Value	Estimated Useful Life

Customer relationships	$1,536,320	9 years
ApexWare software	2,483,077	3.5 years
Trade name	432,090	7 years
Covenant not to compete	14,403	1 year

	$4,465,890

Amortization of ApexWare software is calculated as the greater of the proportional revenue approach or the straight-line approach.  Amortization of customer relationships and trade names are calculated on the discounted cash flow methodology to more properly reflect the greater useful life of the assets in the early years and the covenant not to compete is amortized on a straight-line basis.

The transaction resulted in a purchase price residual at the Closing Date of approximately $2,449,000 for goodwill, representing the financial, strategic and operational value of the transaction to DecisionPoint.  Goodwill is attributed to the premium that the Company was willing to pay to obtain the value of the Apex business and the synergies created with the integration of key components of a commercial infrastructure.  The total amount of the goodwill acquired is not deductible for tax purposes.

On June 4, 2012, Apex entered into a Credit Agreement (“RBC Credit Agreement”) with Royal Bank of Canada (“RBC”), pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000 (US$2,641,000 at the Closing date), including a revolving demand facility with an authorized limit of CDN$200,000 (US$192,000 at the Closing Date) (Note 7).  In addition, Apex entered into a Loan Agreement (”BDC Loan Agreement”) with BDC Capital Inc. (“BDC”), a wholly-owned subsidiary of Business Development Bank of Canada, pursuant to which  BDC made available to Apex a term credit facility (“BDC Credit Facility”) in the aggregate amount of CDN$1,700,000 (US$1,632,000 at the Closing Date) (Note 7). Further, the Company drew amounts under its line of credit with SVB (Note 7) to fund the remainder of the cash purchase price.

Pro Forma Financial Information:

The following summarizes the Company’s unaudited combined results of operations for the three and nine months ended September 30, 2012 and 2011 that includes Apex and Illume Mobile (000’s except per share data):

	Three Months ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011

Net revenues	$18,669	$17,258	$56,346	$44,867
Net loss attributable to common shareholders	$(1,446)	$(706)	$(5,312)	$(7,539)

Net loss per share - basic and fully-diluted	$(0.18)	$(0.08)	$(0.69)	$(1.17)

Included in the pro forma combined results of operations are the following adjustments for Apex: (i) amortization of intangible assets for the three months ended September 30, 2012 and 2011 of $0 and $352,000, respectively, and for the nine months ended September 30, 2012 and 2011 of $572,000 and $1,056,000, respectively and (ii) a net increase in interest expense for the three months ended September 30, 2012 and 2011 of $0 and $179,000, respectively, and for the nine months ended September 30, 2012 and 2011 of $291,000 and $537,000, respectively.  Included in the pro forma combined results of operations are the following adjustments for Illume Mobile: (i) amortization of intangible assets for the three months ended September 30, 2012 and 2011 of $18,000 and $53,000, respectively, and for the nine months ended September 30, 2012 and 2011 of $125,000 and $160,000, respectively.  Net loss per share assumes the 325,000 shares issued in connection with the Apex acquisition and the 617,284 shares issued in connection with the Illume Mobile acquisition are outstanding for each period presented (see discussion at Note 9).

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated results of operations that would have been reported had the Apex and Illume Mobile acquisitions been completed as of the beginning of the period presented, nor should it be taken as indicative of the Company’s future consolidated results of operations.